Cash Flow Adjustments and Changes in Working Capital	12 Months Ended
Jun. 30, 2019
Cash Flow Statement [Abstract]
Cash Flow Adjustments and Changes in Working Capital
Cash Flow Adjustments and Changes in Working Capital

Adjustments	2019 £’000	2018 £’000	2017 £’000
Depreciation, amortisation and impairment of non-financial assets	£7,900	£6,269	£4,346
Foreign exchange (gain) / loss	(2,224)	354	1,015
Interest income	(476)	(35)	(18)
Fair value movement of financial liabilities	5,954	229	—
Interest expense	343	573	408
(Gain) / loss on disposal of non-current assets	(23)	(5)	107
Share-based compensation expense	12,022	1,505	854
Hyperinflation effect gain	(9)	—	—
Income on contingent consideration	—	—	(180)
Research and development tax credit	(1,278)	(1,008)	(1,322)
Grant income	(819)	(1,633)	(1,691)
Total adjustments	£21,390	£6,249	£3,519

Net changes in working capital	2019 £’000	2018 £’000	2017 £’000
Increase in trade and other receivables	£(16,343)	£(6,384)	£(7,598)
Increase in trade and other payables	4,827	13,223	2,590
Net changes in working capital	£(11,516)	£6,839	£(5,008)

Non-Cash Changes Arising from Financing Activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2017	15,443	17,007	(3,462)	276	201	29,465
2018	29,465	26,462	(36,768)	605	—	19,764
2019	19,764	3,500	(23,547)	304	—	21

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2017	(532)	2,924	(1,691)	(37)	—	664
2018	664	148	(1,633)	5	—	(816)
2019	(816)	1,786	(819)	(24)	—	127

The grant receivable in 2018 was presented in trade and other receivables and the grant payables in 2017 and 2019 were presented in trade and other payables. Interest paid, dividends paid and purchase of own shares were all cash items.